Investments in Subsidiaries - Schedule of Investments in Subsidiaries (Detail) - Parent [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Subsidiaries [Line Items]
At January 1	$ 256,583	$ 203,066
Additions	0	53,118
Share-based compensation	779	645
Recovery of vested share-based compensation	(480)	(246)
At December 31	$ 256,882	$ 256,583